Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Entity Registrant Name	CTD HOLDINGS INC
Entity Central Index Key	0000922247
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false